Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Total intangible assets		¥ 7,810	¥ 7,810
Less: Accumulated amortization		(2,158)	(2,158)
Impairment loss		5,652	5,652
Yuancui
Intangible assets, net
Less: Accumulated amortization	¥ 392	0	1,766
Intangible assets acquired in connection with business combination	¥ 7,810
Non competed Agreements [Member]
Intangible assets, net
Total intangible assets		6,740	6,740
Trademarks [Member]
Intangible assets, net
Total intangible assets		¥ 1,070	¥ 1,070